Cash and cash equivalents - Foreign Currency Sensitivity and Risk Management (Details) - RUB (₽) ₽ in Millions	Dec. 31, 2023	Dec. 31, 2022
Schedule Of Cash And Cash Equivalents In Different Currencies
Cash and cash equivalents	₽ 7,300	₽ 47,462
Russian ruble
Schedule Of Cash And Cash Equivalents In Different Currencies
Cash and cash equivalents	862	39,980
Euro
Schedule Of Cash And Cash Equivalents In Different Currencies
Cash and cash equivalents	2,519	735
US Dollar
Schedule Of Cash And Cash Equivalents In Different Currencies
Cash and cash equivalents	2,594	2,230
Chinese Yuan
Schedule Of Cash And Cash Equivalents In Different Currencies
Cash and cash equivalents		2,160
Others
Schedule Of Cash And Cash Equivalents In Different Currencies
Cash and cash equivalents	₽ 1,325	₽ 2,357